Taxation (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Taxation [Line Items]
Percentage of canadian federal and provincial statutory rate	26.50%	26.50%	26.50%
Tax paid	$ 1,137,731
Non capital losses carried forwards		$ 52,378,000
Bottom of range [member]
Taxation [Line Items]
Losses expire	2026	2026
Top of range [member]
Taxation [Line Items]
Losses expire	2045	2045